Reserve for Losses and Loss Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve for Losses and Loss Adjustment Expenses
Loss and loss adjustment expense reserve redundancy	$ 1.9	$ 0.1	$ 0.2